Pension And Postretirement Benefits (Change In The Projected Benefit Obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 56,183	$ 55,464
Service cost - benefits earned during the period	1,128	1,112	$ 1,212
Interest cost on projected benefit obligation	1,936	1,980	1,902
Amendments	48	(206)
Actuarial (gain) loss	3,696	1,485
Special termination benefits	3	0
Benefits paid	(3,705)	(3,614)
Plan transfers	5	(38)
Benefit obligation at end of year	59,294	56,183	55,464
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	26,027	27,898
Service cost - benefits earned during the period	138	192	222
Interest cost on projected benefit obligation	809	972	967
Amendments	(1,807)	(600)
Actuarial (gain) loss	630	(529)
Special termination benefits	1	0
Benefits paid	(1,739)	(1,941)
Plan transfers	0	35
Benefit obligation at end of year	24,059	26,027	27,898
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	13	12	9
Interest cost on projected benefit obligation	$ 77	$ 83	$ 77